Initial Public Offering (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Iris
Schedule of common stock reflected on the condensed balance sheets are reconciled

Class A common stock subject to possible redemption as of December 31, 2024	$1,756,468
Less: 2024 adjustment to share price for shares redeemed in December 2024	(1,826)
Less: Shares redeemed in March 2025	(702,359)
Plus: Remeasurement of carrying value to redemption value	37,585
Class A common stock subject to possible redemption as of March 31, 2025	$1,089,868

Class A common stock subject to possible redemption at January 1, 2023	$15,127,621
Less: Remeasurement of carrying value to redemption value	(420,786)
Less: 2023 adjustment to share price for shares redeemed in December 2022	(298,431)
Less: Shares redeemed in September 2023	(10,358,754)
Class A common stock subject to possible redemption as December 31, 2023	4,049,650
Less: Shares redeemed in 2024	(2,542,064)
Plus: Remeasurement of carrying value to redemption value	248,882
Class A common stock subject to possible redemption as December 31, 2024	$1,756,468